NET LOSS PER SHARE (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(82,553)	$(17,471)
Less: Deemed dividend to preferred stockholders (see Note 7)	—	(9,484)
	(82,553)	(26,955)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	12,263,160	9,075,646
Net loss per share attributable to common stockholders, basic and diluted	$(6.73)	$(2.97)

Schedule of Potentially Dilutive Shares
The following potentially dilutive shares were not included in the calculation of diluted shares outstanding for the periods presented as the effect would have been anti-dilutive:

	March 31, 2021	March 31, 2020
Convertible preferred stock	175,531,186	175,593,476
Convertible promissory notes	50,434,069	34,054,264
Outstanding stock options	44,914,082	42,591,545
Outstanding common stock warrants	6,001,639	6,001,639
Outstanding convertible preferred stock warrants	44,205,800	38,947,463
Total	321,086,776	297,188,387